Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2022.

Non-vested PSU, restricted stock and RSU activity	Number of shares (a)	Weighted-average fair value at grant date
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2021	14,681,987	$45.55
Granted	6,781,743	58.75
Vested	(5,481,015)	47.73
Forfeited	(896,580)	50.76
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2022	15,086,135	$50.38
(a)    Includes dividend shares earned on the Executive Committee PSUs and Board of Director’s stock awards.

Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2022, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2021	407,905	$22.03	0.1
Granted	—	—
Exercised	(397,291)	22.03
Canceled/Expired	(10,614)	22.03
Balance at Dec. 31, 2022 (a)	—	$—	0.0
(a)At Dec. 31, 2021 and Dec. 31, 2020, 407,905 and 2,335,238 options were exercisable at a weighted-average price per common share of $22.03 and $23.99, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options	Dec. 31,
(in millions)	2022	2021	2020
Outstanding	$—	$15	$43
Exercisable	$—	$15	$43